Investment (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Text Block Supplement [Abstract]
Schedule of Investment
	Guangzhou Sanyi Network	hashbeaver	Total
	US$	US$	US$
Balance, June 30, 2024	-	-	-
Fair value of 40% equity of Guangzhou Sanyi Network	569,956	-	569,956
Net realized gain on investments	55,549	-	55,549
Net change in unrealized appreciation (depreciation) on investments	-	-	-
Interest and dividend income paid	-	-	-
Balance, June 30, 2025	625,505	-	625,505
Acquisition (investment cost)		1,470,000	1,470,000
Net realized loss on investments	(46,054)	-	(46,054)
Net change in unrealized appreciation (depreciation) on investments	-	-	-
Interest and dividend income paid	-	-	-
Effect of foreign currency translation adjustments	1,131	(937)	194
Consideration received for the sale of shares	(747,189)	-	(747,189)
Gain on disposal of joint ventures	166,607	-	166,607
Observable price changes under measurement alternative	-	-	-
Balance, June 30, 2026	-	1,469,063	1,469,063